Stock Options	12 Months Ended
Mar. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Stock Options

12.   Stock Options

The Company has an incentive stock option plan whereby it grants options to directors, officers, employees, and consultants of the Company. On May 14, 2019, the Company replaced the 2016 Plan with a Rolling Stock Option Plan (the "2019 Plan"). Under the terms of the 2019 Plan, the aggregate number of Options that can be granted under the 2019 Plan cannot exceed ten (10%) of the total number of issued and outstanding Shares, calculated on a non-diluted basis. The exercise price of options granted under the 2019 Plan may not be less than the minimum prevailing price permitted by the TSXV policies with a maximum term of 10 years.

The Company completed a seven-for-one share consolidation on August 28, 2020. All figures in this Note have been retroactively restated to give effect to this share consolidation. See Note 2(a) for further details.

On March 9, 2016, the shareholders approved the previous stock option plan which initially allowed for the issuance of up to 1,491,541 shares and which was subsequently further increased to allow up to 2,129,999 shares to be issued under the plan (the "2016 Plan"). Prior to the adoption of the 2016 Plan, the Company had adopted an incentive stock option plan (the "Plan"), whereby it could grant options to directors, officers, employees, and consultants of the Company.

The Company had the following incentive stock options granted under the 2019 Plan, 2016 Plan, and Plan that are issued and outstanding as at March 31, 2021:

		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2020	Granted	Exercised	or Expired	March 31, 2021
May 26, 2020	CDN	$4.20	21,429	—	—	(21,429)	—
July 10, 2020	CDN	$3.85	7,143	—	—	(7,143)	—
February 4, 2021	CDN	$2.45	57,143	—	(57,143)	—	—
May 6, 2021	CDN	$2.45	74,286	—	(62,858)	(11,428)	—
October 27, 2021	CDN	$4.34	71,429	—	—	—	71,429
February 2, 2022	CDN	$5.25	65,286	—	—	—	65,286
May 26, 2022	CDN	$5.25	148,214	—	—	—	148,214
December 18, 2022	CDN	$3.15	25,000	—	—	—	25,000
May 4, 2023	CDN	$3.50	75,714	—	(5,357)	—	70,357
November 30, 2023	CDN	$3.01	50,000	—	—	—	50,000
February 12, 2024	CDN	$3.50	78,571	—	—	—	78,571
January 30, 2022	CDN	$2.59	25,000	—	(5,357)	—	19,643
January 30, 2025	CDN	$2.59	319,286	—	(5,893)	(3,571)	309,822
July 3, 2022	CDN	$4.90	—	14,286	(7,143)	—	7,143
July 3, 2025	CDN	$4.90	—	51,429	(1,786)	—	49,643
November 19, 2025	US	$20.00	—	300,000	—	—	300,000
December 4, 2025	US	$20.00	—	20,000	—	—	20,000
Total outstanding			1,018,501	385,715	(145,537)	(43,571)	1,215,108
Total exercisable			629,750				882,964
Weighted Average
Exercise Price (CDN$)			$3.50	$21.70	$2.65	$3.55	$9.35
Weighted Average Remaining Life			3.0 years				3.1 years

As at March 31, 2021, there were 874,148 stock options available for issuance under the 2019 plan.

During the year ended March 31, 2021, 43,571 options were forfeited or expired.

On July 3, 2020 the Company granted:

  51,429 stock options to employees with an exercise price of CDN$4.90 per share and with a term of 5 years, and which vest 25% after 4 months, and then 25% after years 1, 2, and 3, and

  14,286 stock options to a consultant (IR provider) with an exercise price of CDN$4.90 per share and with a term of 2 years and which vest 25% at the end of every 3 months for a period of twelve months.

On November 19, 2020 the Company granted an aggregate of 300,000 stock options, with 100,000 granted to each of three of Greenpower's officers. The stock options have an exercise price of $20.00 per share, a term of 5 years, and are exercisable 25% after four months, and 25% after the first, second and third year from the grant date.

On December 4, 2020 the Company granted an aggregate of 20,000 stock options, with 5,000 granted to each of the Company's four independent directors. The stock options have an exercise price of $20.00 per share, a term of 5 years, and are exercisable at the end of every 3 months for a period of twelve months.

During the year ended March 31, 2021, 145,537 common shares were issued pursuant to the exercise of stock options.

During the year ended March 31, 2021, the Company incurred share-based compensation expense with a measured fair value of $2,098,761. The fair value of the options granted and vested were recorded as share-based payments on the Consolidated Statements of Operations.

The Company had the following incentive stock options granted under the 2019 Plan, 2016 Plan, and Plan that are issued and outstanding as at March 31, 2020:

	Exercise	Balance			Forfeited	Balance
Expiry Date	Price (CDN$)	March 31, 2019	Granted	Exercised	or Expired	March 31, 2020
December 23, 2019	$1.75	419,245	—	(90,721)	(328,524)	—
March 25, 2020	$1.75	28,571	—	(28,571)	—	—
May 26, 2020	$4.20	21,429	—	—	—	21,429
July 10, 2020	$3.85	7,143	—	—	—	7,143
February 4, 2021	$2.45	71,429	—	—	(14,286)	57,143
May 6, 2021	$2.45	75,714	—	—	(1,428)	74,286
October 27, 2021	$4.34	71,429	—	—	—	71,429
February 2, 2022	$5.25	95,000	—	—	(29,714)	65,286
May 26, 2022	$4.20	28,571	—	—	(28,571)	—
May 26, 2022	$5.25	148,214	—	—	—	148,214
December 18, 2022	$3.15	33,571	—	—	(8,571)	25,000
May 4, 2023	$3.50	90,000	—	—	(14,286)	75,714
November 30, 2023	$3.01	50,000	—	—	—	50,000
February 12, 2024	$3.50	92,857	—	—	(14,286)	78,571
January 30, 2022	$2.59	—	25,000	—	—	25,000
January 30, 2025	$2.59	—	319,286	—	—	319,286
Total outstanding		1,233,173	344,286	(119,292)	(439,666)	1,018,501
Total exercisable		983,388				629,750
Weighted Average
Exercise Price (CDN$)		$3.15	$2.59	$1.75	$2.31	$3.50
Weighted Average Remaining Life						3.0 years

As at March 31, 2020, there were 530,175 options available for issuance under the 2019 Plan.

During the twelve-month period ended March 31, 2020, the Company incurred share-based compensation expense with a measured fair value of $308,106. The fair value of the options granted and vested were recorded as share-based payments on the Consolidated Statements of Operations.

On January 30, 2020, the Company granted:

— 235,714 options to directors and officers with an exercise price of CDN$2.59 per share which vest 25% after 3 months, 6 months, 9 months, and 12 months and with a term of five years.

— 83,572 options to employees with an exercise price of CDN$2.59 per share which vest 25% after 4 months and then 25% after years 1, 2 & 3, and with a term of five years.

— 17,857 options to a consultant with an exercise price of CDN$2.59 per share which vest 25% after 3 months, 6 months, 9 months, and 12 months, and with a term of two years.

— 7,143 options to a consultant (IR provider) with an exercise price of CDN$2.59 per share which vest 25% after 3 months, 6 months, 9 months, and 12 months and with a term of two years.

The Company had the following incentive stock options granted under its Plan and 2016 Plan that are issued and outstanding at March 31, 2019:

	Exercise	Balance			Forfeited	Balance
Expiry Date	Price (CDN$)	March 31, 2018	Granted	Exercised	or Expired	March 31, 2019
July 3, 2018	$2.80	7,143	—	—	(7,143)	—
July 3, 2018	$1.75	107,143	—	(7,143)	(100,000)	—
September 1, 2018	$1.75	2,857	—	(2,857)	—	—
December 23, 2019	$1.75	508,531	—	(85,714)	(3,572)	419,245
March 25, 2020	$1.75	28,571	—	—	—	28,571
May 26, 2020	$4.20	21,429	—	—	—	21,429
July 10, 2020	$3.85	7,143	—	—	—	7,143
February 4, 2021	$2.45	71,429	—	—	—	71,429
May 6, 2021	$2.45	75,714	—	—	—	75,714
October 27, 2021	$4.34	71,429	—	—	—	71,429
February 2, 2022	$5.25	102,143	—	—	(7,143)	95,000
May 26, 2022	$4.20	28,571	—	—	—	28,571
May 26, 2022	$5.25	148,214	—	—	—	148,214
December 18, 2022	$3.15	33,571	—	—	—	33,571
May 4, 2023	$3.50	—	90,000	—	—	90,000
November 30, 2023	$3.01	—	50,000	—	—	50,000
February 12, 2024	$3.50	—	92,857	—	—	92,857
Total outstanding		1,213,888	232,857	(95,714)	(117,858)	1,233,173
Total exercisable		1,000,531				983,388
Weighted Average
Exercise Price (CDN$)		$2.87	$3.36	$1.75	$2.03	$3.15
Weighted Average Remaining Life						2.3 years

During the year ended March 31, 2019, the Company incurred share-based compensation expense with a measured fair value of $332,741. The fair value of the options granted and vested were recorded as share-based payments on the Consolidated Statements of Operations.

On May 4, 2018, the Company granted:

— 71,430 options to directors with an exercise price of CDN$3.50 per share which vest 25% after 4 months and then 25% after 6 months, 9 months, and 12 months and with a term of five years.

— 18,570 options to employees with an exercise price of CDN$3.50 per share which vest 25% after 4 months and then 25% after years 1, 2 & 3, and with a term of five years.

On November 30, 2018 the Company granted 50,000 options to the Chief Financial Officer with an exercise price of CDN$3.01 per share which vest 25% after 4 months, 25% after year 1 and 50% after year 2, and with a term of 5 years.

On February 12, 2019 the Company granted:

— 85,714 options to directors and an officer of the Company with an exercise price of CDN$3.50 per share which vest 25% after 4 months and then 25% after 6 months, 9 months, and 12 months and with a term of five years.

— 7,143 options to employees with an exercise price of CDN$3.50 per share which vest 25% after 4 months and then 25% after years 1, 2 & 3, and with a term of five years.

The weighted average share price on the exercise dates for the years ending March 31, 2021, 2020 and 2019 respectively were CDN $2.65, CDN $2.87, and CDN $3.43.

The following weighted-average assumptions were used for the Black-Scholes valuation of stock option grants:

For the year ended	March 31, 2021	March 31, 2020	March 31, 2019
Share price on grant date	$17.21	CDN$2.59	CDN$3.29
Exercise price	$17.21	CDN$2.59	CDN$3.36
Risk-free interest rate	0.47%	1.35%	1.31%
Expected life of options	5 years	5 years	5 years
Annualized volatility (1)	73%	73%	100%
Dividend rate	N/A	N/A	N/A
(1) Expected volatility was determined by reference to historical volatility of similar entities following a comparable period of lives.